Revenue Recognition - Additional Information (Detail)	3 Months Ended																12 Months Ended
	Dec. 31, 2016 USD ($)		Sep. 30, 2016 USD ($)	[2]	Jun. 30, 2016 USD ($)	[3]	Mar. 31, 2016 USD ($)	[4]	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)	[6]	Jun. 30, 2015 USD ($)	[7]	Mar. 31, 2015 USD ($)	[8]	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($) Project		Dec. 31, 2014 USD ($)
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Unapproved change orders	$ 119,000,000								$ 122,000,000								$ 119,000,000		$ 122,000,000
Revenues	641,781,000	[1]	$ 558,543,000		$ 706,627,000		$ 729,032,000		667,418,000	[5]	$ 805,857,000		$ 1,046,537,000		$ 550,463,000		2,635,983,000	[9]	3,070,275,000	[9]	$ 2,300,889,000	[9]
Loss on contracts																			22,000,000
Mexico [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Revenues																	112,484,000		247,859,000		130,642,000
Brazil [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Revenues																	6,449,000		$ 183,656,000		290,561,000
Charter contract term																			5 years
MEA [Member] | Unconsolidated joint ventures [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Revenues																	0		$ 0		$ 0
MEA [Member] | Claims Revenue [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Revenues																	10,000,000		10,000,000
Backlog [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Unapproved change orders	$ 15,000,000								$ 21,000,000								15,000,000		$ 21,000,000
Backlog [Member] | AEA [Member] | Mexico [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Project completion year																			2016
Active EPCI Project [Member] | MEA [Member] | KJO Hout Project [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Loss on contracts																	$ 8,000,000
Project completion year																	2017
Active Projects [Member] | AEA [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Number of projects accounted under deferred profit recognition policy | Project																			2
Backlog Associated with Charter of Agile [Member] | AEA [Member] | Brazil [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Project termination year																			2016

[1]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on the Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MEA segment.
[2]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MEA and ASA segments, partially offset by impairment losses on certain marine assets.
[3]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MEA and ASA segments.
[4]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the AEA segment and productivity improvements and associated cost savings, primarily in the ASA segment, partially offset by impairment losses on the Agile vessel.
[5]	Net loss for the quarter ended December 31, 2015 was influenced by improved productivity in our MEA segment offset by a $26 million fourth quarter non-cash MTM actuarial loss on our pension benefit plans.
[6]	Net income for the quarter ended September 30, 2015 was influenced by improved productivity in our MEA segment.
[7]	Net income for the quarter ended June 30, 2015 was influenced by improved productivity and increased activity in the ASA and MEA segments partially offset by an increase in restructuring expense.
[8]	Net loss for the quarter ended March 31, 2015 benefited from positive changes in estimate primarily related to cost savings.
[9]	Intercompany transactions were not significant during 2016, 2015 and 2014.